Additional disclosures to financial instruments - Gains and losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional disclosures to financial instruments
Financial asset measured at amortized cost	€ (354)	€ 347
Total interest expense	(2)	(9)
Other operating income from change of impairment	135	62
Other operating income from unrealized foreign currency translation	239	511
Other operating expense from change of impairment	(251)	(120)
Other operating expense from unrealized foreign currency translation	(475)	(97)
Financial asset measured at fair value through profit or loss	(3,472)	265
Income from revaluation of derivative financial instruments		460
Fair value valuation of financial assets	(773)	(291)
Payout of bond funds	81	96	€ 78
Expense from revaluation of derivative financial instruments	(2,827)		€ (808)
Other operating income from unrealized foreign currency translation	47
Financial liabilities measured at amortized cost	(3,142)	(2,305)
Total interest expense	(3,141)	(2,299)
Other operating expense from unrealized foreign currency translation	(1)	(6)
Financial liabilities measured at fair value through profit or loss	516	292
Total interest income	516	292
Total	€ (6,452)	€ (1,401)